Share-Based Payments Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payments Reserves (Tables) [Line Items]
Schedule of Stock Option

The following stock options were outstanding at June 30, 2026:

Number outstanding	Number exercisable	Grant date	Expiry date	Exercise price	Vested fair value at reporting date	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
500,000	500,000	13-Aug-21	13-Aug-26	$1.58	469,962	$1.43	144%	5	0%	0.84%
210,000	210,000	13-Oct-21	13-Oct-26	$2.10	292,262	$2.10	144%	5	0%	1.27%
500,000	500,000	9-Nov-21	9-Nov-26	$3.92	478,839	$3.92	144%	5	0%	1.37%
500,000	500,000	9-May-22	9-May-27	$2.00	437,859	$1.34	146%	5	0%	2.76%
500,000	500,000	20-May-22	20-May-27	$1.00	247,278	$0.75	147%	5	0%	2.70%
500,000	500,000	17-Oct-22	17-Oct-27	$0.17	55,736	$0.17	150%	5	0%	3.60%
500,000	500,000	24-Nov-23	24-Nov-28	$0.29	102,077	$0.29	152%	5	0%	3.83%
4,500,000	4,500,000	4-Dec-23	4-Dec-28	$0.45	1,599,727	$0.45	152%	5	0%	3.54%
100,000	100,000	12-Mar-24	12-Mar-29	$0.69	47,089	$0.69	154%	5	0%	3.47%
62,500	62,500	23-Apr-24	23-Apr-29	$0.77	30,202	$0.77	154%	5	0%	3.79%
250,000	250,000	1-May-24	1-May-29	$0.77	127,929	$0.77	154%	5	0%	3.63%
4,000,000	4,000,000	4-Jun-24	4-Jun-29	$1.26	3,445,474	$1.26	155%	5	0%	4.08%
3,667,187	-	29-Jul-24	29-Jul-29	$2.17	-	$2.39	156%	5	0%	3.20%
100,000	75,000	4-Nov-24	4-Nov-29	$2.28	155,335	$2.30	150%	5	0%	3.04%
46,500	46,500	4-Nov-24	4-Nov-29	$2.28	72,368	$2.30	150%	5	0%	3.04%
100,000	75,000	6-Dec-24	6-Dec-29	$4.50	355,534	$5.24	151%	5	0%	2.81%
35,000	35,000	6-Dec-24	6-Dec-29	$4.50	124,892	$5.24	151%	5	0%	2.81%
100,000	100,000	6-Jan-25	6-Jan-30	$4.59	304,449	$4.59	151%	5	0%	2.96%
850,000	850,000	28-Jan-25	28-Jan-30	$4.52	2,515,536	$4.52	150%	5	0%	2.89%
50,304	50,304	26-May-25	26-May-30	$4.97	162,653	$4.97	143%	5	0%	2.92%
50,304	50,304	26-May-25	26-May-30	$4.97	162,653	$4.97	143%	5	0%	2.92%
70,422	70,422	26-May-25	26-May-30	$4.97	227,702	$4.97	143%	5	0%	2.92%
200,000	-	11-Jul-25	11-Jul-30	$4.00	504,949	$4.00	143%	5	0%	3.03%
450,000		15-Apr-26	15-Apr-31	$1.03	82,437	$1.03	137%	5	0%	3.04%
17,842,217	13,475,030				12,002,942

Warrants [member]
Share-Based Payments Reserves (Tables) [Line Items]
Schedule of Share Purchase Warrants Outstanding

As at June 30, 2026, the Company had share purchase warrants outstanding as follows:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrants	20,000,000	6-Nov-23	6-Nov-28	$0.20	591,881	$0.17	151.9%	5	0%	3.87%
Warrant issue costs					(5,533)
	20,000,000				586,348